Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,395,681	¥ 1,604,176	¥ 1,557,070
Consolidated, Income (loss) before income taxes		165,158	346,759	361,614
Consolidated, Long-lived assets		466,807	524,779	524,201
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	219,857	207,859	262,684
Consolidated, Income (loss) before income taxes		(32,042)	(27,575)	29,472
Consolidated, Long-lived assets		129,308	146,758	133,147
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	145,808	201,278	232,735
Consolidated, Income (loss) before income taxes		(67,384)	(23,455)	(48,911)
Consolidated, Long-lived assets		76,589	88,928	93,111
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	78,700	86,746	62,622
Consolidated, Income (loss) before income taxes		19,806	34,594	(5,247)
Consolidated, Long-lived assets		13,485	14,891	16,163
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	444,365	495,883	558,041
Consolidated, Income (loss) before income taxes		(79,620)	(16,436)	(24,686)
Consolidated, Long-lived assets		219,382	250,577	242,421
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	951,316	1,108,293	999,029
Consolidated, Income (loss) before income taxes		244,778	363,195	386,300
Consolidated, Long-lived assets		¥ 247,425	¥ 274,202	¥ 281,780

[1]	There is no revenue derived from transactions with a single major external customer.